Transfers and Servicing of Financial Assets (Including Mortgage Banking Activity) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Mortgage Banking [Abstract]
Unpaid principal balances of loans serviced	$ 533.8	$ 345.0